Annual Total Returns- DWS Government and Agency Securities Portfolio (DWS Gov and Agcy Money Fund) [BarChart] - DWS Gov and Agcy Money Fund - DWS Government and Agency Securities Portfolio - DWS Government and Agency Money Fund	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.01%	0.01%	0.01%	0.01%	0.18%	0.75%	1.68%	2.05%	0.33%